UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-21478

Name of Registrant: Vanguard CMT Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

Item 1: Schedule of Investments

Vanguard Market Liquidity Fund

Schedule of Investments
As of November 30, 2014

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (46.8%)
2	Fannie Mae Discount Notes	0.090%	12/1/14	720,000	720,000
2	Fannie Mae Discount Notes	0.090%	12/24/14	47,449	47,446
3	Federal Home Loan Bank Discount Notes	0.054%–0.060%	12/3/14	133,930	133,930
3	Federal Home Loan Bank Discount Notes	0.054%–0.074%	12/5/14	1,082,000	1,081,993
3	Federal Home Loan Bank Discount Notes	0.053%–0.055%	12/10/14	307,900	307,896
3	Federal Home Loan Bank Discount Notes	0.060%–0.065%	12/17/14	48,531	48,530
3	Federal Home Loan Bank Discount Notes	0.070%	12/19/14	200,000	199,993
3	Federal Home Loan Bank Discount Notes	0.055%	1/2/15	347,800	347,783
3	Federal Home Loan Bank Discount Notes	0.060%–0.062%	1/7/15	850,000	849,947
3	Federal Home Loan Bank Discount Notes	0.062%	1/9/15	851,000	850,943
3	Federal Home Loan Bank Discount Notes	0.067%–0.070%	1/14/15	1,047,300	1,047,213
3	Federal Home Loan Bank Discount Notes	0.105%–0.083%	1/16/15	800,375	800,290
3	Federal Home Loan Bank Discount Notes	0.080%	1/21/15	500,000	499,943
3	Federal Home Loan Bank Discount Notes	0.078%	1/23/15	554,300	554,236
3	Federal Home Loan Bank Discount Notes	0.080%–0.084%	1/28/15	554,000	553,927
3	Federal Home Loan Bank Discount Notes	0.070%	1/30/15	130,000	129,985
3	Federal Home Loan Bank Discount Notes	0.077%	2/6/15	150,000	149,979
3	Federal Home Loan Bank Discount Notes	0.097%	2/25/15	58,000	57,987
2,4 Federal Home Loan Mortgage Corp.		0.143%	6/26/15	250,000	250,044
2,4 Federal Home Loan Mortgage Corp.		0.145%	7/17/15	580,500	580,615
2,4 Federal National Mortgage Assn.		0.126%	2/27/15	515,000	514,969
2,4 Federal National Mortgage Assn.		0.125%	8/5/15	180,000	179,975
2	Freddie Mac Discount Notes	0.090%	12/29/14	25,000	24,998
	United States Treasury Bill	0.015%–0.031%	12/4/14	501,789	501,788
	United States Treasury Bill	0.058%–0.060%	12/11/14	515,000	514,992
	United States Treasury Bill	0.069%–0.070%	12/18/14	810,000	809,974
	United States Treasury Bill	0.049%–0.050%	2/26/15	500,000	499,941
	United States Treasury Bill	0.050%	3/5/15	250,000	249,967
	United States Treasury Bill	0.048%	3/12/15	250,000	249,966
	United States Treasury Bill	0.047%	3/19/15	750,000	749,894
	United States Treasury Bill	0.068%–0.070%	5/21/15	400,000	399,870
	United States Treasury Note/Bond	0.250%	12/15/14	93,500	93,507
	United States Treasury Note/Bond	0.125%	12/31/14	250,000	250,018
	United States Treasury Note/Bond	2.625%	12/31/14	1,020,000	1,022,138
	United States Treasury Note/Bond	0.250%	1/31/15	1,350,000	1,350,470
	United States Treasury Note/Bond	4.000%	2/15/15	1,993,000	2,009,286
	United States Treasury Note/Bond	0.250%	2/28/15	1,285,000	1,285,628
	United States Treasury Note/Bond	2.375%	2/28/15	110,000	110,628
	United States Treasury Note/Bond	0.375%	3/15/15	250,000	250,225
	United States Treasury Note/Bond	2.500%	3/31/15	1,415,000	1,426,338
	United States Treasury Note/Bond	2.500%	4/30/15	29,000	29,292
	United States Treasury Note/Bond	0.250%	5/31/15	7,750	7,756
	United States Treasury Note/Bond	1.875%	6/30/15	210,000	212,165
Total U.S. Government and Agency Obligations (Cost $21,956,465)					21,956,465
Commercial Paper (16.9%)
Finance—Auto (0.8%)
	American Honda Finance Corp.	0.130%	12/4/14	96,000	95,999
	American Honda Finance Corp.	0.130%	12/5/14	59,250	59,249
	American Honda Finance Corp.	0.130%	12/9/14	12,250	12,250

	American Honda Finance Corp.	0.130%	1/7/15	59,000	58,992
	American Honda Finance Corp.	0.140%	1/21/15	11,500	11,498
4	Toyota Motor Credit Corp.	0.197%	1/5/15	40,000	40,000
4	Toyota Motor Credit Corp.	0.213%	2/6/15	8,000	8,000
4	Toyota Motor Credit Corp.	0.196%	4/8/15	24,000	24,000
4	Toyota Motor Credit Corp.	0.196%	4/27/15	38,000	38,000
4	Toyota Motor Credit Corp.	0.216%	5/27/15	50,000	50,000
					397,988
Finance—Other (0.4%)
	General Electric Capital Corp.	0.170%	12/4/14	24,000	24,000
	General Electric Capital Corp.	0.200%	2/23/15	11,000	10,995
	General Electric Capital Corp.	0.200%	3/2/15	5,750	5,747
	General Electric Capital Corp.	0.200%	3/3/15	27,750	27,736
	General Electric Capital Corp.	0.200%	3/9/15	20,000	19,989
	General Electric Capital Corp.	0.220%	5/4/15	12,000	11,989
5	Old Line Funding LLC	0.150%	1/6/15	50,000	49,992
5	Old Line Funding LLC	0.150%	1/20/15	20,000	19,996
					170,444
Foreign Banks (12.5%)
4,5 Australia & New Zealand Banking Group, Ltd.		0.225%	2/25/15	30,000	30,000
4,5 Australia & New Zealand Banking Group, Ltd.		0.185%	4/23/15	300,000	299,987
4,5 Australia & New Zealand Banking Group, Ltd.		0.206%	7/27/15	58,000	57,998
4,5 Australia & New Zealand Banking Group, Ltd.		0.217%	8/4/15	120,000	120,000
4,5 Australia & New Zealand Banking Group, Ltd.		0.236%	10/27/15	70,000	69,997
4,5 Australia & New Zealand Banking Group, Ltd.		0.247%	11/3/15	120,500	120,500
4,5 Commonwealth Bank of Australia		0.226%	12/5/14	165,000	165,000
4,5 Commonwealth Bank of Australia		0.224%	12/12/14	40,000	40,000
4,5 Commonwealth Bank of Australia		0.185%	12/16/14	190,000	189,999
4,5 Commonwealth Bank of Australia		0.226%	1/2/15	22,500	22,500
4,5 Commonwealth Bank of Australia		0.225%	1/12/15	80,000	80,000
4,5 Commonwealth Bank of Australia		0.225%	1/16/15	38,000	38,000
4,5 Commonwealth Bank of Australia		0.225%	3/16/15	55,000	54,999
4,5 Commonwealth Bank of Australia		0.225%	3/19/15	147,000	146,998
4,5 Commonwealth Bank of Australia		0.235%	5/15/15	130,000	130,019
4,5 Commonwealth Bank of Australia		0.205%	5/20/15	245,000	244,992
4,5 Commonwealth Bank of Australia		0.235%	5/22/15	32,500	32,500
4,5 Commonwealth Bank of Australia		0.216%	5/28/15	97,000	96,997
4,5 Commonwealth Bank of Australia		0.230%	10/6/15	59,000	59,000
4,5 Commonwealth Bank of Australia		0.231%	10/7/15	100,000	99,996
4,5 Commonwealth Bank of Australia		0.229%	10/9/15	50,000	50,000
5	DNB Bank ASA	0.180%	12/3/14	84,000	83,999
5	DNB Bank ASA	0.180%	12/8/14	180,000	179,994
5	DNB Bank ASA	0.185%	12/22/14	55,000	54,994
5	DNB Bank ASA	0.200%	2/5/15	150,000	149,945
5	DNB Bank ASA	0.200%	3/20/15	33,000	32,980
4,5 National Australia Bank Ltd.		0.203%	5/18/15	299,000	298,993
4,5 National Australia Funding Delaware Inc.		0.204%	2/23/15	300,000	300,000
5	Nordea Bank AB	0.185%	1/5/15	80,725	80,711
5	Nordea Bank AB	0.195%	1/21/15	17,950	17,945
5	Nordea Bank AB	0.183%	2/2/15	60,000	59,981
5	Nordea Bank AB	0.183%	2/3/15	144,400	144,353
5	Skandinaviska Enskilda Banken AB	0.170%	12/19/14	248,000	247,979
5	Skandinaviska Enskilda Banken AB	0.203%	1/5/15	145,000	144,971
5	Skandinaviska Enskilda Banken AB	0.210%	1/13/15	34,710	34,701
5	Skandinaviska Enskilda Banken AB	0.210%	2/2/15	250,000	249,908
5	Skandinaviska Enskilda Banken AB	0.210%	2/4/15	150,000	149,943

5	Skandinaviska Enskilda Banken AB	0.205%	2/9/15	56,000	55,978
5	Skandinaviska Enskilda Banken AB	0.180%	2/11/15	40,000	39,986
5	Skandinaviska Enskilda Banken AB	0.205%	3/11/15	98,000	97,944
5	Skandinaviska Enskilda Banken AB	0.200%	3/12/15	52,000	51,971
	Swedbank AB	0.180%	1/2/15	35,000	34,994
	Swedbank AB	0.185%	1/14/15	18,750	18,746
	Swedbank AB	0.185%	1/15/15	16,500	16,496
	Swedbank AB	0.180%	2/13/15	37,000	36,986
	Swedbank AB	0.200%	3/17/15	200,000	199,882
4,5 Westpac Banking Corp.		0.225%	12/23/14	125,000	125,000
4,5 Westpac Banking Corp.		0.224%	2/19/15	30,000	30,001
4,5 Westpac Banking Corp.		0.226%	3/5/15	19,000	19,001
4,5 Westpac Banking Corp.		0.223%	3/13/15	170,000	169,999
4,5 Westpac Banking Corp.		0.236%	4/9/15	62,000	62,005
4,5 Westpac Banking Corp.		0.235%	4/17/15	100,000	100,012
4,5 Westpac Banking Corp.		0.225%	5/22/15	40,000	39,998
4,5 Westpac Banking Corp.		0.247%	9/2/15	65,000	64,998
4,5 Westpac Banking Corp.		0.245%	9/15/15	48,000	47,998
4,5 Westpac Banking Corp.		0.245%	9/17/15	152,000	151,994
4,5 Westpac Banking Corp.		0.245%	10/23/15	125,000	124,995
					5,869,863
Foreign Governments (1.4%)
5	CDP Financial Inc.	0.160%	12/10/14	5,500	5,500
5	CDP Financial Inc.	0.150%	1/8/15	12,000	11,998
5	CDP Financial Inc.	0.150%	1/16/15	30,000	29,994
5	CDP Financial Inc.	0.160%	1/20/15	50,000	49,989
5	CDP Financial Inc.	0.160%	2/3/15	50,000	49,986
5	CDP Financial Inc.	0.190%	2/17/15	11,000	10,995
6	CPPIB Capital Inc.	0.130%	12/2/14	24,915	24,915
6	CPPIB Capital Inc.	0.140%	12/8/14	100,000	99,997
6	CPPIB Capital Inc.	0.140%	12/9/14	19,420	19,419
6	CPPIB Capital Inc.	0.140%	1/2/15	144,000	143,982
6	CPPIB Capital Inc.	0.140%	1/6/15	16,500	16,498
6	PSP Capital Inc.	0.160%	12/15/14	6,750	6,750
6	PSP Capital Inc.	0.160%	12/17/14	20,000	19,999
6	PSP Capital Inc.	0.160%	12/18/14	66,000	65,995
6	PSP Capital Inc.	0.160%	12/19/14	34,750	34,747
6	PSP Capital Inc.	0.160%	1/26/15	47,000	46,988
6	PSP Capital Inc.	0.160%	2/17/15	13,000	12,996
					650,748
Foreign Industrial (0.8%)
5	BASF SE	0.120%	12/15/14	40,000	39,998
5	GlaxoSmithKline Finance plc	0.130%–0.140%	12/15/14	46,000	45,997
	Nestle Finance International Ltd.	0.180%	2/23/15	33,250	33,236
5	Reckitt Benckiser Treasury Services plc	0.160%–0.170%	1/20/15	23,500	23,495
5	Reckitt Benckiser Treasury Services plc	0.170%	1/23/15	11,750	11,747
5	Roche Holdings Inc.	0.130%	12/9/14	11,000	11,000
5	Total Capital Canada Ltd.	0.120%–0.125%	12/5/14	164,000	163,998
5	Total Capital Canada Ltd.	0.125%	12/8/14	14,500	14,500
	Toyota Credit Canada Inc.	0.240%	3/9/15	19,000	18,987
					362,958
Industrial (1.0%)
5	Apple Inc.	0.120%	12/15/14	11,250	11,249
5	Apple Inc.	0.120%	12/18/14	16,500	16,499
5	Emerson Electric Co.	0.120%	12/17/14	11,000	10,999
5	Henkel of America Inc.	0.180%	12/3/14	126,000	125,999

5 Honeywell International Inc.	0.120%	12/19/14	19,000	18,999
5 Microsoft Corp.	0.160%	1/14/15	50,000	49,990
5 Procter & Gamble Co.	0.110%	12/11/14	80,000	79,998
5 The Coca-Cola Co.	0.180%	1/23/15	50,000	49,987
5 The Coca-Cola Co.	0.200%	3/13/15	33,000	32,981
5 The Coca-Cola Co.	0.200%	3/23/15	53,000	52,967
5 The Coca-Cola Co.	0.200%	4/10/15	9,000	8,994
				458,662
Total Commercial Paper (Cost $7,910,663)				7,910,663
Certificates of Deposit (24.4%)
Domestic Banks (8.2%)
Citibank NA	0.230%	12/16/14	12,100	12,100
Citibank NA	0.190%	1/2/15	70,000	70,000
Citibank NA	0.190%	1/6/15	65,000	65,000
Citibank NA	0.210%	2/2/15	100,000	100,000
Citibank NA	0.210%	2/5/15	75,000	75,000
Citibank NA	0.210%	2/12/15	70,000	70,000
Citibank NA	0.180%	2/17/15	175,000	175,000
Citibank NA	0.210%	3/12/15	250,000	250,000
Citibank NA	0.210%	3/17/15	300,000	300,000
JPMorgan Chase Bank NA	0.180%	3/10/15	200,000	200,000
JPMorgan Chase Bank NA	0.190%	3/18/15	100,000	100,000
4 State Street Bank & Trust Co.	0.205%	12/15/14	200,000	200,000
4 State Street Bank & Trust Co.	0.203%	1/14/15	250,000	250,000
4 State Street Bank & Trust Co.	0.195%	4/21/15	250,000	250,000
4 State Street Bank & Trust Co.	0.193%	5/14/15	163,000	163,000
4 State Street Bank & Trust Co.	0.215%	5/26/15	200,000	200,000
4 Wells Fargo Bank NA	0.205%	12/19/14	97,000	97,000
4 Wells Fargo Bank NA	0.205%	2/6/15	51,000	51,001
4 Wells Fargo Bank NA	0.195%	2/20/15	225,000	225,000
4 Wells Fargo Bank NA	0.205%	2/20/15	150,000	150,001
4 Wells Fargo Bank NA	0.196%	3/4/15	75,000	75,000
4 Wells Fargo Bank NA	0.226%	3/4/15	113,000	113,000
4 Wells Fargo Bank NA	0.223%	3/13/15	75,000	75,000
4 Wells Fargo Bank NA	0.225%	3/17/15	80,000	80,000
4 Wells Fargo Bank NA	0.205%	4/7/15	200,000	200,000
4 Wells Fargo Bank NA	0.233%	8/18/15	65,000	65,000
4 Wells Fargo Bank NA	0.256%	10/30/15	250,000	250,000
				3,861,102
Eurodollar Certificates of Deposit (1.5%)
4 National Australia Bank Ltd.	0.224%	3/11/15	250,000	250,000
4 National Australia Bank Ltd.	0.215%	4/9/15	250,000	250,000
4 National Australia Bank Ltd.	0.215%	4/21/15	200,000	200,000
				700,000
Yankee Certificates of Deposit (14.7%)
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.205%	1/12/15	21,000	21,000
Bank of Montreal (Chicago Branch)	0.180%	12/8/14	200,000	200,000
4 Bank of Montreal (Chicago Branch)	0.186%	12/8/14	34,000	34,000
Bank of Montreal (Chicago Branch)	0.180%	12/15/14	90,000	90,000
Bank of Montreal (Chicago Branch)	0.180%	1/5/15	325,000	325,000
Bank of Montreal (Chicago Branch)	0.180%	2/19/15	98,000	98,000
4 Bank of Nova Scotia (Houston Branch)	0.196%	1/7/15	150,000	150,000
4 Bank of Nova Scotia (Houston Branch)	0.207%	3/3/15	150,000	150,000
4 Bank of Nova Scotia (Houston Branch)	0.196%	3/9/15	150,000	150,000
4 Bank of Nova Scotia (Houston Branch)	0.207%	4/1/15	300,000	300,000

4 Bank of Nova Scotia (Houston Branch)	0.205%	5/18/15	350,000	350,000
Nordea Bank Finland plc (New York Branch)	0.220%	3/23/15	150,000	149,998
4 Rabobank Nederland (New York Branch)	0.196%	1/5/15	150,000	150,000
Rabobank Nederland (New York Branch)	0.215%	3/23/15	250,000	249,996
4 Rabobank Nederland (New York Branch)	0.200%	4/7/15	350,000	349,994
4 Rabobank Nederland (New York Branch)	0.200%	4/9/15	200,000	200,000
4 Rabobank Nederland (New York Branch)	0.205%	5/8/15	25,000	24,999
4 Royal Bank of Canada (New York Branch)	0.207%	12/1/14	60,000	60,000
4 Royal Bank of Canada (New York Branch)	0.235%	2/20/15	41,250	41,250
4 Royal Bank of Canada (New York Branch)	0.235%	2/23/15	265,500	265,503
4 Royal Bank of Canada (New York Branch)	0.235%	3/24/15	120,000	120,000
4 Royal Bank of Canada (New York Branch)	0.196%	4/27/15	117,000	117,000
4 Royal Bank of Canada (New York Branch)	0.196%	5/6/15	300,000	300,000
4 Royal Bank of Canada (New York Branch)	0.204%	5/26/15	250,000	250,000
Svenska HandelsBanken (New York Branch)	0.200%	12/4/14	46,000	46,000
Svenska HandelsBanken (New York Branch)	0.180%	12/5/14	200,000	200,000
Svenska HandelsBanken (New York Branch)	0.170%	12/15/14	200,000	200,000
Svenska HandelsBanken (New York Branch)	0.170%	12/19/14	225,000	225,000
Svenska HandelsBanken (New York Branch)	0.210%	1/14/15	150,000	150,000
Svenska HandelsBanken (New York Branch)	0.190%	2/10/15	32,000	32,001
Svenska HandelsBanken (New York Branch)	0.170%	2/17/15	168,000	168,000
4 Svenska HandelsBanken (New York Branch)	0.196%	4/27/15	300,000	300,000
Swedbank AB (New York Branch)	0.165%	12/22/14	116,500	116,500
4 Toronto Dominion Bank (New York Branch)	0.214%	12/19/14	75,000	75,000
Toronto Dominion Bank (New York Branch)	0.160%	1/15/15	250,000	250,000
Toronto Dominion Bank (New York Branch)	0.160%	1/21/15	70,000	70,000
Toronto Dominion Bank (New York Branch)	0.210%	4/2/15	24,000	24,000
4 Toronto Dominion Bank (New York Branch)	0.205%	4/10/15	150,000	150,000
4 Toronto Dominion Bank (New York Branch)	0.206%	5/5/15	200,000	200,000
4 Toronto Dominion Bank (New York Branch)	0.195%	5/20/15	300,000	300,000
4 Westpac Banking Corp. (New York Branch)	0.195%	12/23/14	175,000	174,999
4 Westpac Banking Corp. (New York Branch)	0.226%	1/6/15	50,000	50,000
				6,878,240
Total Certificates of Deposit (Cost $11,439,342)				11,439,342
Other Notes (0.9%)
Bank of America NA	0.190%	12/15/14	112,000	112,000
Bank of America NA	0.190%	12/16/14	33,500	33,500
Bank of America NA	0.200%	2/2/15	67,750	67,750
4 US Bank NA	0.192%	5/4/15	235,000	235,000
Total Other Notes (Cost $448,250)				448,250
Repurchase Agreements (3.7%)
Bank of Nova Scotia
(Dated 11/28/14, Repurchase Value
$126,001,000, collateralized by U.S.
Treasury Note/Bond 0.000-2.375%,
3/12/15-6/30/18, with a value of
$128,520,000)	0.080%	12/1/14	126,000	126,000
Federal Reserve Bank of New York
(Dated 11/28/14, Repurchase Value
$1,595,009,000, collateralized by U.S.
Treasury Note/Bond 3.000-3.875%,
5/15/18-5/15/42, with a value of
$1,595,009,000)	0.070%	12/1/14	1,595,000	1,595,000
Total Repurchase Agreements (Cost $1,721,000)				1,721,000

				Shares
Money Market Fund (0.8%)
7	Vanguard Municipal Cash Management Fund
	(Cost $388,532)	0.044%		388,532,129	388,532

				Face
				Amount
				($000)
Tax-Exempt Municipal Bonds (0.2%)
8	Arizona Board Regents Arizona State
	University System Revenue VRDO	0.050%	12/5/14	13,065	13,065
8	Arizona Health Facilities Authority Revenue
	(Banner Health) VRDO	0.040%	12/5/14	21,375	21,375
8	California Statewide Communities
	Development Authority Multifamily Housing
	Revenue (Wilshire Court Project) VRDO	0.060%	12/5/14	3,000	3,000
8	Clark County NV Airport System Revenue
	VRDO	0.050%	12/5/14	2,700	2,700
8	District of Columbia Revenue (Medstar
	Health, Inc.) VRDO	0.060%	12/5/14	3,750	3,750
8	District of Columbia Revenue (Washington
	Drama Society) VRDO	0.040%	12/5/14	6,000	6,000
	Texas Department of Housing & Community
	Affairs Single Family Revenue VRDO	0.060%	12/5/14	3,660	3,660
	Texas Department of Housing & Community
	Affairs Single Family Revenue VRDO	0.070%	12/5/14	6,800	6,800
	Texas Department of Housing & Community
	Affairs Single Family Revenue VRDO	0.070%	12/5/14	9,390	9,390
8	Warren County KY Revenue (Western
	Kentucky University Student Life
	Foundation Inc. Project) VRDO	0.050%	12/5/14	4,700	4,700
8	Warren County KY Revenue (Western
	Kentucky University Student Life
	Foundation Inc. Project) VRDO	0.050%	12/5/14	2,920	2,920
Total Tax-Exempt Municipal Bonds (Cost $77,360)					77,360
Corporate Bonds (0.7%)
Finance (0.1%)
	Banking (0.1%)
4	Bank of Nova Scotia	1.270%	1/12/15	37,000	37,043

Industrial (0.6%)
	Consumer Cyclical (0.6%)
4	American Honda Finance Corp.	0.235%	12/5/14	50,000	50,000
4	Toyota Motor Credit Corp.	0.230%	1/14/15	42,500	42,500
4	Toyota Motor Credit Corp.	0.234%	8/26/15	111,500	111,500
4	Toyota Motor Credit Corp.	0.233%	10/29/15	82,000	82,000
					286,000
Total Corporate Bonds (Cost $323,043)					323,043
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
	Province of Ontario	4.500%	2/3/15	36,060	36,331
	Province of Ontario	2.950%	2/5/15	90,035	90,484
Total Sovereign Bonds (Cost $126,815)					126,815
Taxable Municipal Bonds (0.3%)
6,8 BlackRock Municipal Bond Trust TOB VRDO		0.160%	12/1/14	4,710	4,710

6,8 BlackRock Municipal Income Investment
Quality Trust TOB VRDO	0.160%	12/1/14	2,515	2,515
6,8 BlackRock Municipal Income Trust TOB
VRDO	0.160%	12/1/14	54,000	54,000
6,8 BlackRock MuniHoldings Fund II, Inc. TOB
VRDO	0.160%	12/1/14	12,635	12,635
6,8 BlackRock MuniHoldings Fund, Inc. TOB
VRDO	0.160%	12/1/14	4,990	4,990
6,8 BlackRock MuniHoldings Quality Fund II, Inc.
TOB VRDO	0.160%	12/1/14	25,500	25,500
6,8 BlackRock MuniHoldings Quality Fund II, Inc.
TOB VRDO	0.160%	12/1/14	10,955	10,955
6,8 BlackRock MuniYield Investment Quality Fund
TOB VRDO	0.160%	12/1/14	3,360	3,360
6,8 BlackRock Strategic Municipal Trust TOB
VRDO	0.160%	12/1/14	2,555	2,555
6,8 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	0.200%	12/5/14	2,855	2,855
6 Massachusetts Transportation Fund Revenue
TOB VRDO	0.200%	12/5/14	2,800	2,800
6 Seattle WA Municipal Light & Power Revenue
TOB VRDO	0.200%	12/5/14	1,500	1,500
Total Taxable Municipal Bonds (Cost $128,375)				128,375
Total Investments (94.9%) (Cost $44,519,845)				44,519,845
Other Assets and Liabilities-Net (5.1%)				2,385,625
Net Assets (100%)				46,905,470

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At November 30, 2014, the aggregate value of these securities was $6,560,606,000, representing 14.0% of net assets.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the aggregate value of these securities was $620,661,000, representing 1.3% of net assets.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8 Scheduled principal and interest payments are guaranteed by bank letter of credit.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

B. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the

Market Liquidity Fund

collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Municipal Cash Management Fund

Schedule of Investments
As of November 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.9%)
Alabama (0.7%)
1	Alabama Public School & College Authority
	Capital Improvement Revenue TOB VRDO	0.080%	12/5/14	12,550	12,550
1	Mobile AL Water & Sewer Commissioners
	Revenue TOB VRDO	0.040%	12/1/14 LOC	17,415	17,415
					29,965
Alaska (0.8%)
	Alaska GO BAN	1.000%	3/23/15	20,000	20,053
	Alaska Housing Finance Corp. Home Mortgage
	Revenue VRDO	0.040%	12/5/14	13,700	13,700
					33,753
Arizona (0.1%)
1	Maricopa County AZ Public Finance Corp.
	Lease Revenue TOB VRDO	0.060%	12/5/14	5,485	5,485

California (4.4%)
1	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area) TOB
	VRDO	0.050%	12/5/14	5,000	5,000
1	California Health Facilities Financing Authority
	Revenue (Kaiser Foundation Hospitals) TOB
	VRDO	0.040%	12/5/14 LOC	13,615	13,615
	California Statewide Communities Development
	Authority Gas Supply Revenue VRDO	0.040%	12/5/14	33,920	33,920
	California Statewide Communities Development
	Authority Multifamily Housing Revenue
	(Ridgeway Apartments) VRDO	0.050%	12/5/14 LOC	12,485	12,485
1	California Statewide Communities Development
	Authority Revenue (Sutter Health) TOB VRDO	0.040%	12/5/14	6,230	6,230
	Eastern California Municipal Water District
	Water & Wastewater Revenue VRDO	0.030%	12/1/14	9,100	9,100
1	Foothill-De Anza CA Community College District
	GO TOB VRDO	0.050%	12/5/14	7,500	7,500
1	Los Angeles CA Department of Water & Power
	Revenue TOB VRDO	0.060%	12/1/14	13,000	13,000
	Los Angeles County CA TRAN	1.500%	6/30/15	30,000	30,239
	Metropolitan Water District of Southern
	California Revenue VRDO	0.030%	12/5/14	3,500	3,500
	San Diego County CA Regional Transportation
	Commission Sales Tax Revenue VRDO	0.030%	12/5/14	15,885	15,885
1	University of California Revenue TOB VRDO	0.080%	12/5/14	22,215	22,215
	Ventura County CA TRAN	1.500%	7/1/15	13,000	13,104
					185,793
Colorado (2.0%)
	Colorado Educational & Cultural Facilities
	Authority Revenue (National Jewish
	Federation Bond Program) VRDO	0.040%	12/1/14 LOC	9,690	9,690

Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.040%	12/1/14 LOC	2,075	2,075
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.060%	12/5/14	11,450	11,450
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.040%	12/5/14	9,405	9,405
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.060%	12/5/14	18,230	18,230
Colorado Springs CO Utility System Revenue
VRDO	0.050%	12/5/14	24,190	24,190
Denver CO City & County COP VRDO	0.040%	12/1/14	7,050	7,050
Denver CO City & County COP VRDO	0.040%	12/1/14	3,115	3,115
				85,205
Connecticut (1.6%)
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.040%	12/1/14	10,000	10,000
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.080%	12/5/14	10,330	10,330
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.030%	12/5/14	4,000	4,000
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program VRDO	0.040%	12/1/14	43,030	43,030
				67,360
District of Columbia (1.3%)
1 District of Columbia GO TOB PUT	0.110%	2/19/15 LOC	21,300	21,300
1 District of Columbia Income Tax Revenue TOB
VRDO	0.010%	12/5/14	6,200	6,200
District of Columbia Revenue (Medstar Health,
Inc.) VRDO	0.050%	12/5/14 LOC	13,975	13,975
District of Columbia Revenue (Washington
Center for Internships) VRDO	0.040%	12/5/14 LOC	4,600	4,600
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.060%	12/5/14	5,935	5,935
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.060%	12/5/14	4,010	4,010
				56,020
Florida (5.4%)
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.050%	12/5/14	9,600	9,600
Gainesville FL Utility System Revenue VRDO	0.040%	12/1/14	25,465	25,465
Gainesville FL Utility System Revenue VRDO	0.050%	12/1/14	6,100	6,100
Hillsborough County FL School Board (Master
Lease Program) COP VRDO	0.050%	12/1/14 LOC	2,000	2,000
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.040%	12/1/14	7,100	7,100
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.040%	12/5/14	26,215	26,215
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.040%	12/5/14	36,715	36,715
1 Jacksonville FL Special Revenue TOB VRDO	0.050%	12/5/14	3,900	3,900

Miami-Dade County FL Industrial Development
Authority Revenue (American Public Media
Group Project) VRDO	0.040%	12/1/14 LOC	16,390	16,390
1 Miami-Dade County FL School Board COP TOB
VRDO	0.050%	12/5/14 (13)	49,500	49,500
Miami-Dade County FL Seaport Revenue VRDO	0.040%	12/5/14 LOC	8,300	8,300
Miami-Dade County FL Special Obligation
Revenue (Juvenile Courthouse Project)
VRDO	0.040%	12/5/14 LOC	25,000	25,000
1 Miami-Dade County FL Special Obligation
Revenue TOB VRDO	0.040%	12/1/14 LOC	3,446	3,446
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program) VRDO	0.040%	12/5/14 LOC	5,220	5,220
				224,951
Georgia (2.8%)
Atlanta GA Development Authority Revenue
(Georgia Aquarium Inc. Project) VRDO	0.050%	12/5/14 LOC	11,250	11,250
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.040%	12/5/14 LOC	7,100	7,100
Fulton County GA Development Authority
Revenue (Robert A. Woodruff Arts Center)
VRDO	0.050%	12/5/14 LOC	5,330	5,330
1 Gwinnett County GA School District GO TOB
VRDO	0.040%	12/5/14	13,295	13,295
Municipal Electric Authority Georgia Revenue
(Project One) VRDO	0.040%	12/5/14 LOC	22,100	22,100
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.040%	12/5/14	25,000	25,000
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.040%	12/5/14	20,365	20,365
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.050%	12/5/14	12,300	12,300
				116,740
Illinois (5.5%)
Chicago IL Board of Education GO VRDO	0.040%	12/5/14 LOC	3,695	3,695
1 Chicago IL Water Revenue TOB VRDO	0.210%	12/5/14	6,465	6,465
Illinois Educational Facilities Authority Revenue
(University of Chicago) VRDO	0.050%	12/5/14	24,657	24,657
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.060%	12/5/14	25,000	25,000
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.040%	12/5/14 LOC	10,000	10,000
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.040%	12/5/14 LOC	4,000	4,000
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.040%	12/1/14	39,490	39,490
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.040%	12/1/14	36,285	36,285
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.050%	12/5/14	24,365	24,365
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Hospital) VRDO	0.050%	12/5/14 LOC	32,900	32,900
Illinois Health Facilities Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.040%	12/1/14	21,950	21,950
				228,807

Indiana (4.6%)
1 Crown Point IN Multi-School Building Corp.
Mortgage Revenue TOB VRDO	0.040%	12/1/14 LOC	11,285	11,285
1 Indiana Finance Authority Highway Revenue
TOB VRDO	0.060%	12/5/14	14,560	14,560
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.040%	12/5/14 LOC	9,945	9,945
Indiana Finance Authority Midwestern Disaster
Relief Revenue (Ohio Valley Electric Corp.
Project) VRDO	0.040%	12/5/14 LOC	17,900	17,900
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.040%	12/5/14	23,925	23,925
1 Indiana Finance Authority Revenue (State
Revolving Fund) TOB VRDO	0.040%	12/5/14	13,075	13,075
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
VRDO	0.040%	12/5/14	9,500	9,500
Posey County IN Economic Development
Revenue (Midwest Fertilizer Corp. Project)
PUT	0.230%	4/2/15	78,000	78,000
Purdue University Indiana COP VRDO	0.040%	12/5/14	14,685	14,685
				192,875
Iowa (0.7%)
1 Iowa Finance Authority Health Facilities
Revenue (UnityPoint Health) TOB VRDO	0.080%	12/5/14	10,465	10,465
Iowa Higher Education Loan Authority Revenue
Private College Facility (St. Ambrose
University Project) VRDO	0.040%	12/1/14 LOC	20,000	20,000
				30,465
Kansas (1.4%)
Burlington KS Environmental Improvement
Revenue (Kansas City Power & Light Co.
Project) VRDO	0.040%	12/5/14 LOC	20,000	20,000
Kansas Department of Transportation Highway
Revenue VRDO	0.040%	12/5/14	24,975	24,975
Kansas Department of Transportation Highway
Revenue VRDO	0.040%	12/5/14	11,900	11,900
				56,875
Louisiana (1.9%)
Ascension Parish LA Industrial Development
Board Revenue (IMTT-Geismar Project)
VRDO	0.050%	12/5/14 LOC	20,000	20,000
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health) VRDO	0.050%	12/5/14 LOC	5,405	5,405
Louisiana Public Facilities Authority Revenue
(International-Matex Tank Terminals Project)
VRDO	0.050%	12/5/14 LOC	30,000	30,000
Louisiana Public Facilities Authority Revenue
(Tiger Athletic Foundation Project) VRDO	0.040%	12/5/14 LOC	22,325	22,325
				77,730
Maryland (0.4%)
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	0.040%	12/1/14 LOC	6,690	6,690

Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	0.040%	12/5/14 LOC	7,200	7,200
Montgomery County MD Housing Opportunities
Commission Multifamily Housing Revenue
VRDO	0.060%	12/5/14 LOC	5,000	5,000
				18,890
Massachusetts (1.0%)
1 Massachusetts GO TOB VRDO	0.040%	12/5/14	4,800	4,800
Massachusetts Water Resources Authority
Revenue VRDO	0.070%	12/5/14	37,600	37,600
				42,400
Michigan (1.7%)
Green Lake Township MI Economic
Development Corp.Revenue (Interlochen
Center for the Arts Project) VRDO	0.040%	12/1/14 LOC	15,100	15,100
1 Michigan Finance Authority Hospital Revenue
Bonds (Trinity Health Credit Group) TOB
VRDO	0.040%	12/5/14 LOC	16,500	16,500
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.040%	12/5/14	8,110	8,110
Michigan State University Board of Trustees
General Revenue VRDO	0.030%	12/5/14	12,205	12,205
Michigan Strategic Fund Limited Obligation
Revenue (Henry Ford Museum) VRDO	0.040%	12/1/14 LOC	11,250	11,250
1 Wayne State University Michigan Revenue TOB
VRDO	0.040%	12/1/14	6,660	6,660
				69,825
Minnesota (0.1%)
1 Minneapolis MN Health Care System Revenue
(Fairview Health Services) TOB VRDO	0.040%	12/5/14 LOC	2,900	2,900
Minnesota Higher Education Facilities Authority
Revenue (Carleton College) VRDO	0.080%	12/5/14	2,265	2,265
				5,165
Mississippi (0.8%)
Jackson County MS Pollution Control Revenue
(Chevron USA Inc. Project) VRDO	0.040%	12/1/14	2,300	2,300
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.050%	12/1/14	3,360	3,360
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.040%	12/5/14	12,600	12,600
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.050%	12/5/14	15,000	15,000
				33,260
Missouri (4.3%)
Curators of the University of Missouri System
Facilities Revenue VRDO	0.030%	12/5/14	40,170	40,170
Missouri Development Finance Board Cultural
Facilities Revenue (Nelson Gallery
Foundation) VRDO	0.040%	12/1/14	21,900	21,900

Missouri Development Finance Board Cultural
Facilities Revenue (Nelson Gallery
Foundation) VRDO	0.040%	12/1/14	19,425	19,425
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.030%	12/5/14	14,000	14,000
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.030%	12/5/14	45,400	45,400
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.050%	12/5/14	8,420	8,420
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Louis
University) VRDO	0.040%	12/1/14 LOC	8,735	8,735
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Louis
University) VRDO	0.040%	12/1/14 LOC	2,500	2,500
Missouri Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) VRDO	0.040%	12/5/14	19,075	19,075
				179,625
Nebraska (1.2%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 2) VRDO 0.060%		12/5/14	9,795	9,795
Douglas County NE Hospital Authority No. 2
Health Facilities Revenue (Children's Hospital
Obligated Group) VRDO	0.040%	12/1/14 LOC	5,050	5,050
Nebraska Investment Finance Authority Single
Family Housing Revenue VRDO	0.030%	12/5/14	34,355	34,355
				49,200
New Jersey (2.8%)
1 New Jersey GO TOB VRDO	0.050%	12/1/14 LOC	88,000	88,000
1 New Jersey GO TOB VRDO	0.050%	12/1/14 LOC	30,000	30,000
Rutgers State University New Jersey Revenue
VRDO	0.030%	12/1/14	885	885
				118,885
New Mexico (1.6%)
New Mexico Finance Authority Transportation
Revenue VRDO	0.030%	12/5/14 LOC	43,000	43,000
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.040%	12/5/14	13,145	13,145
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.040%	12/5/14	9,655	9,655
				65,800
New York (20.8%)
Nassau County NY Health Care Corp. Revenue
VRDO	0.050%	12/5/14 LOC	18,560	18,560
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.050%	12/5/14	26,500	26,500
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.050%	12/5/14	15,000	15,000
New York City NY GO VRDO	0.040%	12/1/14 LOC	18,475	18,475
New York City NY GO VRDO	0.040%	12/1/14	8,400	8,400

New York City NY GO VRDO	0.040%	12/1/14 LOC	5,400	5,400
New York City NY GO VRDO	0.040%	12/1/14 LOC	23,000	23,000
New York City NY GO VRDO	0.040%	12/1/14	6,200	6,200
New York City NY GO VRDO	0.040%	12/1/14	1,480	1,480
New York City NY GO VRDO	0.040%	12/1/14	15,000	15,000
New York City NY GO VRDO	0.050%	12/5/14 LOC	29,730	29,730
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.030%	12/5/14 LOC	20,700	20,700
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (West 26th
Street Development) VRDO	0.040%	12/5/14 LOC	4,270	4,270
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (West 26th
Street Development) VRDO	0.040%	12/5/14 LOC	14,530	14,530
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (1133
Manhattan Avenue) VRDO	0.040%	12/5/14 LOC	9,000	9,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.030%	12/5/14	35,600	35,600
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	0.030%	12/5/14 LOC	25,000	25,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Royal
Charter Properties) VRDO	0.030%	12/5/14 LOC	34,400	34,400
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.040%	12/1/14	6,000	6,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.060%	12/5/14	15,885	15,885
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.040%	12/1/14	33,115	33,115
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.040%	12/1/14	5,400	5,400
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.040%	12/1/14	10,600	10,600
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.040%	12/1/14	3,200	3,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.040%	12/1/14	24,195	24,195
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.050%	12/1/14	14,100	14,100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.030%	12/5/14	20,340	20,340
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.050%	12/5/14	5,535	5,535

1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.060%	12/5/14	6,500	6,500
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.080%	12/5/14	9,995	9,995
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.040%	12/1/14	27,700	27,700
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.030%	12/5/14	18,700	18,700
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.040%	12/1/14	4,180	4,180
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.030%	12/5/14	15,965	15,965
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.040%	12/1/14	2,600	2,600
New York Liberty Development Corp. Revenue
(Greenwich LLC) VRDO	0.060%	12/5/14 LOC	5,200	5,200
1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.080%	12/5/14	9,995	9,995
New York Liberty Development Corp. Revenue
PUT	0.150%	3/19/15	810	810
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.040%	12/1/14 LOC	13,600	13,600
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.040%	12/5/14 LOC	20,300	20,300
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.050%	12/5/14 (13)(4)	3,500	3,500
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.030%	12/5/14 LOC	6,835	6,835
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.040%	12/5/14	12,800	12,800
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.080%	12/5/14	16,000	16,000
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.030%	12/5/14 LOC	15,000	15,000
New York State Housing Finance Agency
Housing Revenue (8 East 102nd Street)
VRDO	0.040%	12/5/14 LOC	36,300	36,300
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.040%	12/5/14 LOC	15,100	15,100
New York State Housing Finance Agency
Housing Revenue (Clinton Park Phase II)
VRDO	0.050%	12/5/14 LOC	5,000	5,000
New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	0.040%	12/5/14 LOC	19,190	19,190
New York State Housing Finance Agency
Revenue (160 Madison Avenue) VRDO	0.040%	12/1/14 LOC	10,280	10,280
New York State Housing Finance Agency
Revenue (Maestro West Chelsea Housing)
VRDO	0.050%	12/5/14 LOC	5,000	5,000
New York State Housing Finance Agency
Revenue (Riverside Center) VRDO	0.050%	12/5/14 LOC	7,000	7,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.050%	12/5/14	10,000	10,000

New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.050%	12/5/14	18,000	18,000
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.080%	12/5/14	13,210	13,210
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.030%	12/5/14 LOC	8,555	8,555
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.050%	12/5/14	18,215	18,215
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University) VRDO	0.040%	12/5/14	4,940	4,940
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.040%	12/1/14 LOC	1,125	1,125
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.030%	12/5/14 LOC	7,950	7,950
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.040%	12/5/14 LOC	8,510	8,510
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.050%	12/5/14 LOC	23,540	23,540
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.050%	12/5/14 LOC	7,670	7,670
1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.080%	12/5/14	13,000	13,000
				871,880
North Carolina (3.6%)
Cary NC GO VRDO	0.050%	12/5/14	20,105	20,105
Charlotte NC COP VRDO	0.040%	12/5/14	14,400	14,400
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.040%	12/5/14	22,415	22,415
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.040%	12/5/14 LOC	10,000	10,000
Forsyth County NC GO VRDO	0.040%	12/5/14	18,915	18,915
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.070%	12/5/14 LOC	3,165	3,165
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed) VRDO	0.040%	12/5/14 LOC	11,010	11,010
North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) VRDO	0.050%	12/5/14 LOC	17,240	17,240
Raleigh Durham NC Airport Authority Revenue
VRDO	0.030%	12/5/14 LOC	5,800	5,800
Raleigh NC Downtown Improvement Project
COP VRDO	0.040%	12/5/14	17,900	17,900
Winston-Salem NC Water & Sewer System
Revenue VRDO	0.050%	12/5/14	8,670	8,670
				149,620
Ohio (8.8%)
1 Cleveland OH Water Works Revenue TOB
VRDO	0.040%	12/5/14	5,565	5,565
1 Cleveland OH Water Works Revenue TOB
VRDO	0.050%	12/5/14	11,135	11,135
Cleveland OH Water Works Revenue VRDO	0.050%	12/5/14 LOC	2,100	2,100
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.040%	12/5/14 LOC	6,075	6,075

Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.040%	12/5/14	10,000	10,000
Columbus OH GO VRDO	0.030%	12/5/14	22,985	22,985
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.040%	12/5/14 LOC	9,155	9,155
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.040%	12/5/14 LOC	1,990	1,990
1 Cuyahoga County OH (Convention Hotel
Project) COP TOB VRDO	0.080%	12/5/14	30,470	30,470
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.050%	12/5/14 LOC	10,220	10,220
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.040%	12/5/14	14,300	14,300
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.040%	12/5/14	11,750	11,750
Franklin County OH Hospital Facilities Revenue
(US Health Corp. of Columbus) VRDO	0.050%	12/5/14 LOC	2,490	2,490
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.040%	12/5/14	7,685	7,685
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.040%	12/5/14	5,000	5,000
Ohio Common Schools GO VRDO	0.030%	12/5/14	9,915	9,915
Ohio Common Schools GO VRDO	0.040%	12/5/14	9,555	9,555
Ohio Common Schools GO VRDO	0.040%	12/5/14	17,870	17,870
Ohio GO VRDO	0.040%	12/5/14	19,140	19,140
Ohio GO VRDO	0.040%	12/5/14	2,820	2,820
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.050%	12/1/14	3,700	3,700
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.040%	12/5/14 LOC	5,000	5,000
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.040%	12/1/14	46,750	46,750
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project) VRDO	0.040%	12/5/14 LOC	1,145	1,145
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project) VRDO	0.040%	12/5/14 LOC	10,375	10,375
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.040%	12/1/14	15,095	15,095
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.050%	12/5/14	3,600	3,600
Ohio Infrastructure Improvement GO VRDO	0.040%	12/5/14	16,870	16,870
Ohio State University General Receipts
Revenue VRDO	0.030%	12/5/14	7,500	7,500
Ohio State University General Receipts
Revenue VRDO	0.030%	12/5/14	10,000	10,000
Ohio State University General Receipts
Revenue VRDO	0.030%	12/5/14	16,860	16,860
Ohio State University General Receipts
Revenue VRDO	0.040%	12/5/14	7,540	7,540

Ohio State University General Receipts
Revenue VRDO	0.040%	12/5/14	13,000	13,000
				367,655
Oregon (1.5%)
Oregon GO (Veterans Welfare) VRDO	0.040%	12/1/14	16,150	16,150
Oregon Health & Science University Revenue
VRDO	0.040%	12/5/14 LOC	12,600	12,600
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.050%	12/5/14	9,145	9,145
Oregon TAN	2.000%	6/15/15	13,000	13,131
1 Washington, Clackamas, & Yamhill County OR
School District GO TOB VRDO	0.040%	12/5/14 LOC	10,010	10,010
				61,036
Pennsylvania (2.4%)
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University) VRDO	0.040%	12/1/14	11,400	11,400
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.040%	12/5/14 LOC	13,000	13,000
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.060%	12/5/14	9,900	9,900
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.060%	12/5/14	13,490	13,490
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.040%	12/5/14 LOC	4,040	4,040
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue VRDO	0.040%	12/5/14 LOC	4,710	4,710
1 Pennsylvania GO TOB VRDO	0.040%	12/5/14	10,055	10,055
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.050%	12/1/14 LOC	25,720	25,720
1 Pennsylvania Higher Educational Facilities
Authority Revenue TOB VRDO	0.060%	12/5/14	4,530	4,530
Philadelphia PA Water & Waste Water Revenue
VRDO	0.040%	12/5/14 LOC	3,505	3,505
				100,350
South Carolina (0.3%)
1 Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project) TOB
VRDO	0.070%	12/5/14	7,250	7,250
Greenville County SC Hospital System Revenue
VRDO	0.040%	12/5/14 LOC	5,200	5,200
				12,450

South Dakota (0.1%)
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.050%	12/5/14	6,170	6,170

Tennessee (2.0%)
Shelby County TN GO VRDO	0.040%	12/5/14	82,790	82,790

Texas (7.1%)
1 Cypress-Fairbanks TX Independent School
District GO TOB VRDO	0.040%	12/1/14	4,995	4,995
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.040%	12/1/14	10,875	10,875
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.040%	12/1/14	8,490	8,490
1 Harris County TX GO TOB VRDO	0.050%	12/5/14 (13)	9,600	9,600
1 Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System) TOB VRDO	0.040%	12/5/14 LOC	5,000	5,000
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.040%	12/1/14	23,800	23,800
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.040%	12/1/14	26,555	26,555
1 Houston TX Utility System Revenue TOB VRDO	0.040%	12/5/14 (13)	8,000	8,000
Houston TX Utility System Revenue VRDO	0.030%	12/5/14 LOC	4,425	4,425
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.040%	12/5/14	5,000	5,000
San Antonio TX Electric & Gas Systems
Revenue VRDO	0.050%	12/5/14	37,000	37,000
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Health Care System Project) VRDO	0.040%	12/5/14 LOC	5,750	5,750
1 Texas GO TOB VRDO	0.040%	12/5/14	10,100	10,100
1 Texas GO TOB VRDO	0.040%	12/5/14	5,230	5,230
Texas Public Finance Authority GO CP	0.090%	12/9/14	19,790	19,790
Texas TRAN	1.500%	8/31/15	92,000	92,939
1 Texas Transportation Commission Revenue
TOB VRDO	0.050%	12/5/14	1,475	1,475
1 University of Texas Permanent University Fund
Revenue TOB VRDO	0.050%	12/5/14	9,910	9,910
University of Texas System Revenue Financing
System Revenue CP	0.080%	2/9/15	9,692	9,692
				298,626
Utah (2.0%)
Emery County UT Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.040%	12/5/14 LOC	19,100	19,100
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.040%	12/1/14	8,350	8,350
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.040%	12/1/14	25,515	25,515
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.050%	12/1/14	30,440	30,440
				83,405

Vermont (0.6%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project) VRDO	0.040%	12/5/14 LOC	18,645	18,645
Vermont Housing Finance Agency Revenue
VRDO	0.050%	12/5/14	6,075	6,075
				24,720
Virginia (0.9%)
Alexandria VA Industrial Development Authority
Revenue (Institute for Defense Analyses
Project) VRDO	0.040%	12/5/14 LOC	13,805	13,805
Capital Beltway Funding Corp. Virginia Toll
Revenue (I-495 HOT Lanes Project) VRDO	0.030%	12/5/14 LOC	22,100	22,100
				35,905
Washington (1.2%)
Chelan County WA Public Utility District No. 1
Consolidated System Revenue VRDO	0.040%	12/5/14	5,900	5,900
1 Grant County WA Public Utility District No. 2
Electric System Revenue (Wanapum
Hydroelectric Development Revenue) TOB
VRDO	0.040%	12/1/14 LOC	12,440	12,440
1 King County WA Sewer Revenue TOB VRDO	0.040%	12/1/14	7,800	7,800
1 Seattle WA Water System Revenue TOB VRDO	0.060%	12/5/14	5,060	5,060
1 Washington GO TOB VRDO	0.050%	12/5/14	7,995	7,995
1 Washington GO TOB VRDO	0.050%	12/5/14	10,000	10,000
				49,195
West Virginia (0.4%)
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.060%	12/5/14 LOC	16,180	16,180

Wisconsin (0.7%)
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
VRDO	0.040%	12/1/14 LOC	20,780	20,780
Wisconsin Health & Educational Facilities
Authority Revenue (Edgewood College)
VRDO	0.040%	12/1/14 LOC	5,015	5,015
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Inc.
Obligated Group) VRDO	0.040%	12/1/14 LOC	5,315	5,315
				31,110
Wyoming (0.4%)
Lincoln County WY Pollution Control Revenue
(PacifiCorp Project) VRDO	0.040%	12/5/14 LOC	15,100	15,100
Total Tax-Exempt Municipal Bonds (Cost $4,181,266)				4,181,266
Total Investments (99.9%) (Cost $4,181,266)				4,181,266
Other Assets and Liabilities-Net (0.1%)				4,263
Net Assets (100%)				4,185,529

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the aggregate value of these securities was $770,971,000, representing 18.4% of net assets.

Municipal Cash Management Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

Municipal Cash Management Fund

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2014, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CMT FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: January 21, 2015
VANGUARD CMT FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: January 21, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620,
Incorporated by Reference.